Revenue (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($) oz $ / Ounce	Dec. 31, 2020 USD ($)
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	$ 489,915	$ 324,076
Copper
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	423,954	260,888
Adjustments on provisionally priced sales	(3,323)	2,233
Copper | Domestic
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	131,595	161,803
Copper | Export
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	$ 295,682	96,852
Copper | Export | Bottom of range
Disclosure of disaggregation of revenue from contracts with customers [line items]
Final sales price, period after shipment	1 month
Copper | Export | Top of range
Disclosure of disaggregation of revenue from contracts with customers [line items]
Final sales price, period after shipment	4 months
Gold
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	$ 65,961	63,188
Amortization of deferred revenue	7,279	0
Gold | Royal Gold
Disclosure of disaggregation of revenue from contracts with customers [line items]
Amortization of deferred revenue	$ 7,300
Quantity delivered (in ounce) | oz	5,173
Average cash consideration (in usd per ounce) | $ / Ounce	353
Gold | Export
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	$ 58,682	$ 63,188